Net Loss Per Share - Schedule of Computation of Basic Net Loss Per Share Attributable to Ordinary Shareholders and Preferred Stock Holders (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Numerator:
Net loss	$ (30,569,619)	$ 477,429	$ (65,690,663)	$ (9,529,872)	$ (14,024,268)	$ (9,741,832)
Less: dividend attributable to preferred stockholders for the current year		27,742		53,956	119,216	90,700
Net loss attributable to Roadzen Inc. ordinary shareholders	$ (30,569,619)	$ 449,687	$ (65,690,663)	$ (9,583,828)	$ (14,143,484)	$ (9,832,532)
Denominator:
Weighted-average shares used in computing net loss per share attributable to Roadzen, Inc. ordinary shareholders - basic	68,440,829	16,501,984	36,144,311	16,501,984	606,425	606,425
Weighted-average shares used in computing net loss per share attributable to Roadzen, Inc. ordinary shareholders - diluted	68,440,829	16,501,984	36,144,311	16,501,984	606,425	606,425
Net loss per share attributable to Roadzen, Inc. ordinary shareholders - basic	$ (0.45)	$ 0.03	$ (1.82)	$ (0.58)	$ (23.32)	$ (16.21)
Net loss per share attributable to Roadzen, Inc. ordinary shareholders - diluted	$ (0.45)	$ 0.03	$ (1.82)	$ (0.58)	$ (23.32)	$ (16.21)